SIGNIFICANT ACCOUNTING POLICIES - FAIR VALUE INSTRUMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 33,631	$ 32,011
Fair Value, Freestanding Contract	1,163	1,536
Freestanding Contract As Percentage Of Other Invested Assets Measured At Fair Value On Recurring Basis	92.20%	92.10%
Fair Value Adjustments On Over Counter Derivative Assets	2
Fair Value Inputs Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Percentage Of Assets Measured At Fair Value On Recurring Basis By Inputs Level	70.30%	70.20%
Fair Value Inputs Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Percentage Of Assets Measured At Fair Value On Recurring Basis By Inputs Level	28.40%	28.20%
Financial Instruments, Owned, Mortgages, Mortgage-backed and Asset-backed Securities, at Fair Value	1,966	1,718
Fair Value Inputs Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Percentage Of Assets Measured At Fair Value On Recurring Basis By Inputs Level	1.30%	1.60%
Fair Value Disclosures Broker Priced	222	347
Financial Instruments, Owned, Mortgages, Mortgage-backed and Asset-backed Securities, at Fair Value	1,021	1,088
Fair Value Adjustments On GMIB Asset	447	688
Public Fixed Maturities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Available-for-sale Securities, Fair Value Disclosure	25,591	24,534
Percentage Of Available For Sale Fixed Maturity Assets Measured At Fair Value On Recurring Basis	19.20%	19.80%
Private Fixed Maturities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Quantitative Disclosure [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 8,016	$ 7,459
Percentage Of Available For Sale Fixed Maturity Assets Measured At Fair Value On Recurring Basis	6.00%	6.00%